Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Compensation Expense of Key Management Personnel [text block table]

Compensation expense of key management personnel

in € m.	2018	2017	2016
Short-term employee benefits	41	39	40
Post-employment benefits	10	10	9
Other long-term benefits	2	7	7
Termination benefits	32	3	0
Share-based payment	2	22	12
Total	87	81	68

Loans (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Loans

in € m.	2018	2017
Loans outstanding, beginning of year	256	297
Movement in loans during the period[1]	(21)	(26)
Changes in the group of consolidated companies	0	(1)
Exchange rate changes/other	(7)	(15)
Loans outstanding, end of year[2]	228	256
Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	3	9

[1]Net impact of loans issued and loans repayment during the year is shown as “Movement in loans during the period”.

[2]Loans past due were € 0 million as of December 31, 2018 and € 0 million as of December 31, 2017. For the total loans the Group held collateral of € 14 million and € 14 million as of December 31, 2018 and December 31, 2017, respectively.

Deposits (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Deposits

in € m.	2018	2017
Deposits outstanding, beginning of year	67	87
Movement in deposits during the period[1]	2	(15)
Changes in the group of consolidated companies	0	(0)
Exchange rate changes/other	(0)	(4)
Deposits outstanding, end of year	68	67

[1] Net impact of deposits received and deposits repaid during the year is shown as “Movement in deposits during the period”.

Summary of Transactions with Related Party Pension Plans [text block table]

Transactions with related party pension plans

in € m.	2018	2017
Equity shares issued by the Group held in plan assets	1	0
Other assets	0	0
Fees paid from plan assets to asset managers of the Group	24	25
Market value of derivatives with a counterparty of the Group	(692)	(737)
Notional amount of derivatives with a counterparty of the Group	7,325	10,150